RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Disclosure of Transactions Between Related Parties
12.1 Sales and trade receivables

		Year Ended December 31,			December 31,
		Sales			Trade receivables
Related parties and their subsidiaries where applicable	Category	2019	2018	2017	2019	2018
Calvert	Joint Venture	2,518	2,207	2,030	5	33
Gonvarri Steel Industries [1]	Associate	1,728	2,022	1,666	42	78
ArcelorMittal CLN Distribuzione Italia S.r.l.	Joint Venture	483	511	472	57	38
Borçelik	Joint Venture	474	536	426	20	20
Bamesa	Associate	365	383	397	32	27
I/N Kote L.P.	Joint Venture	321	329	321	2	10
C.L.N. Coils Lamiere Nastri S.p.A.	Associate	247	265	233	10	6
AM RZK	Joint Venture	225	136	235	13	5
Aperam Société Anonyme ("Aperam")	Other	172	278	262	16	29
Tuper S.A.	Joint Venture	147	155	154	43	45
Tameh	Joint Venture	109	110	67	8	4
WDI [2]	Associate	105	148	127	1	1
Al Jubail	Joint Venture	25	115	66	—	1
Macsteel [3]	Other	—	470	521	—	2
Other		523	594	526	49	67
Total		7,442	8,259	7,503	298	366

1.	Gonvarri Steel Industries includes ArcelorMittal Gonvarri Brasil Productos Siderúrgicos which is a joint venture.

2.	WDI includes Westfälische Drahtindustrie Verwaltungsgesellschaft mbH & Co. KG and Westfälische Drahtindustrie GmbH.
3.
Macsteel was sold on October 31, 2018.

		Year Ended December 31,			December 31,
		Purchases			Trade payables
Related parties and their subsidiaries where applicable	Category	2019	2018	2017	2019	2018
Tameh	Joint Venture	273	344	286	22	2
Calvert	Joint Venture	127	107	65	41	23
CFL Cargo S.A.	Associate	63	59	60	17	9
Al Jubail	Joint Venture	53	42	2	4	22
Exeltium S.A.S.	Associate	52	54	53	—	—
Sitrel	Joint Venture	49	41	—	1	3
Aperam	Other	47	85	94	7	6
Baycoat Limited Partnership	Joint Venture	47	43	42	8	5
Gonvarri Steel Industries [1]	Associate	22	35	19	15	31
Baffinland [2]	Associate	16	28	142	1	16
Other		343	278	270	135	84
Total		1,092	1,116	1,033	251	201

1.	Gonvarri Steel Industries includes ArcelorMittal Gonvarri Brasil Productos Siderúrgicos which is a joint venture.
2.
Baffinland was classified as an associate as of October 31, 2017 (see note 2).